Financial risk management objectives and policies - Credit risk (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2024	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets					$ 17,041	$ 18,710
Capital contributions					0	99,642	$ 0
Equity Offering
Disclosure of detailed information about financial instruments [line items]
Capital contributions		$ 341,000
Equity Offering | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Capital contributions	$ 94,700		$ 231,000	$ 280,000
Additional paid in capital				$ 86,000
Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets					(3,153)	(2,927)
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets					13,888	15,783
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets					$ (3,153)	$ (2,927)	$ (5,101)